Focused Dividend Strategy Portfolio
Focused Dividend Strategy Portfolio
INVESTMENT GOAL
The investment goal of the Focused Dividend Strategy Portfolio (the “Portfolio”) is total return (including capital appreciation and current income).
FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the SunAmerica fund complex. More information about these and other discounts is available from your financial professional and in the “Shareholder Account Information-Sales Charge Reductions and Waivers” section on page 14 of the Portfolio’s Prospectus and in the “Additional Information Regarding Purchase of Shares” section on page 49 of the Portfolio’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Focused Dividend Strategy Portfolio - USD ($)		Class A	Class B	Class C	Class W
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	[1]	none	4.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Maximum Account Fee		none	none	none	none
[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 13-15 of the Prospectus for more information about the CDSCs.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Focused Dividend Strategy Portfolio	Class A	Class B	Class C	Class W
Management Fees	0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.35%	1.00%	1.00%
Other Expenses	0.26%	0.26%	0.26%	0.41%
Total Annual Fund Operating Expenses	1.06%	1.71%	1.71%	0.86%

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example - Focused Dividend Strategy Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	677	893	1,126	1,795
Class B	574	839	1,128	1,847
Class C	274	539	928	2,019
Class W	88	274	477	1,061

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Focused Dividend Strategy Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	677	893	1,126	1,795
Class B	174	539	928	1,847
Class C	174	539	928	2,019
Class W	88	274	477	1,061

PORTFOLIO TURNOVER:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 56% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE PORTFOLIO

The Portfolio’s principal investment strategy is value. The value oriented philosophy to which the Portfolio subscribes is that of investing in securities believed to be undervalued in the market. The selection criteria is usually calculated to identify stocks of companies with solid financial strength that have attractive valuations (e.g., as measured by low price earnings ratios) and that may have generally been overlooked by the market.

The principal investment technique of the Portfolio is to employ a “buy and hold” strategy with up to thirty high dividend yielding equity securities selected annually from the Dow Jones Industrial Average and broader market. At least 80% of the Portfolio’s net assets, plus any borrowings for investment purposes, will be invested in dividend yielding equity securities.

The Portfolio will select up to thirty high dividend yielding common stocks, which will be evaluated and adjusted at the discretion of the portfolio managers on an annual basis. The first ten stocks selected will represent the ten highest yielding stocks within the Dow Jones Industrial Average. The next twenty stocks will be selected from the Russell 1000® Index, although stocks in the financials and utilities sectors will generally be excluded from this twenty stock selection process. Certain stocks in the Russell 1000® Index may also be excluded as a result of liquidity screens applied during the selection process. The selection criteria used to select stocks for the twenty stock portion of the Portfolio will generally include dividend yield as well as a combination of factors that relate to profitability and valuation. Selections for the Portfolio may include securities of foreign issuers, but such securities may not exceed 20% of the Portfolio at the time of the annual rebalancing. While the securities selection process will take place on an annual basis, the portfolio managers may, from time to time, substitute certain securities for those selected for the Portfolio or reduce the position size of a portfolio security in between the annual rebalancings, under certain limited circumstances. These circumstances will generally include where a security held by the Portfolio no longer meets the dividend yielding criteria, when the value of a security becomes a disproportionately large percentage of the Portfolio’s holdings, or when the size of the Portfolio’s position in the security has the potential to create market liquidity or other issues in connection with the annual rebalancing or efficient management of the Portfolio, each at the discretion of the portfolio managers.

The annual consideration of the stocks that meet the selection criteria will take place on or about the end of the Portfolio’s fiscal year (October 31). Immediately after the Portfolio buys and sells stock in connection with the Portfolio’s annual rebalancing, it will hold approximately an equal value of each of the thirty stocks. In other words, the Portfolio will invest about 1/30 of its assets in each of the stocks that make up its portfolio. Thereafter, when an investor purchases shares of the Portfolio, SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) will generally invest additional funds in the pre-selected stocks based on each stock’s respective percentage of the Portfolio’s assets at the time.

The Portfolio employs a strategy to hold stocks between its annual rebalancing, even if there are adverse developments concerning a particular stock, an industry, the economy or the stock market generally. Due to changes in the market value of the stocks held by the Portfolio, it is likely that the weighting of the stocks in its portfolio will fluctuate throughout the course of the year.

The principal investment strategies and principal investment techniques of the Portfolio may be changed without shareholder approval. You will receive at least sixty (60) days’ notice of any change to the 80% investment policy set forth above.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

There can be no assurance that the Portfolio’s investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goal. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Stock Market Volatility and Securities Selection. The Portfolio invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Portfolio may fluctuate in response to stock market movements. You should be aware that the performance of “value” stocks may rise or decline under varying market conditions—for example, “growth” stocks may perform well under circumstances in which value stocks in general have fallen. When investing in value stocks which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a security judged to be undervalued may actually be appropriately priced. In addition, individual securities selected for the Portfolio may underperform the market generally.

Disciplined Strategy. The Portfolio will not deviate from its strategy (except to the extent necessary to comply with federal tax laws or other applicable laws). If the Portfolio is committed to a strategy that is unsuccessful, the Portfolio will not meet its investment goal. Because the Portfolio generally will not use certain techniques available to other mutual funds to reduce stock market exposure (e.g., derivatives), the Portfolio may be more susceptible to general market declines than other mutual funds.

PERFORMANCE INFORMATION

The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year, and compares the Portfolio’s average annual returns to those of the S&P 500 Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the Table includes all applicable fees and sales charges. Of course, past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. Updated information on the Portfolio’s performance can be obtained by visiting www.safunds.com or can be obtained by phone at 800-858-8850, ext. 6003.

FOCUSED DIVIDEND STRATEGY PORTFOLIO (Class A)

During the ten-year period shown in the Bar Chart, the highest return for a quarter was 30.16% (quarter ended June 30, 2009) and the lowest return for a quarter was –22.91% (quarter ended December 31, 2008).

Average Annual Total Returns (as of the periods ended December 31, 2015)
Average Annual Returns - Focused Dividend Strategy Portfolio		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class B		(5.20%)	12.83%	9.19%
Class C		(2.55%)	13.08%	9.06%
Class W		(0.75%)			8.93%	May 15, 2013
Class A		(6.63%)	12.49%	9.12%
After Taxes on Distributions | Class A		(8.71%)	10.90%	7.48%
After Taxes on Distributions and Sale of Fund Shares | Class A	[1]	(2.04%)	9.87%	7.17%
S&P 500 Index		1.38%	12.57%	7.31%	10.75%
[1]	When the return after taxes on distributions and sale of Portfolio shares is higher, it is because of realized losses. If realized losses occur upon the sale of Portfolio shares, the capital loss is recorded as a tax benefit, which increases the return.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor’s actual after-tax returns depend on the investor’s tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.